Income Taxes Expense (Benefit) (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Future tax benefit arising from net operating loss carry forwards	$ 24,453,000	$ 21,100,000
Future tax benefit arising from available tax credits	1,373,000	1,373,000
Future tax benefit arising from options/warrants issued for Services	1,292,000	1,210,000
Other	214,000	222,000
Total future tax benefit	27,332,000	23,905,000
Less valuation allowance	(27,332,000)	(23,905,000)
Net deferred tax	$ 0	$ 0